RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Tables)	6 Months Ended
Sep. 30, 2025
SCHEDULE OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS AS CASH FLOWS FROM FINANCING ACTIVITIES

	Preferred shares	Convertible loan notes	Amount due from immediate holding company	Amount due to a related company	Loan from immediate holding company	Loan from a related company	Total
	USD	USD	USD	USD	USD	USD	USD
At April 1, 2024 (audited)	9,359,000	4,090,342	5,345,929	34,579	1,930,993	1,140,931	21,901,774
Financing cash flows
Additions		-	713,719	-	2,335,461	-	3,418,828
Non-cash transaction	369,648	1,165,479	(6,059,142)	-	(1,940,858)	(1,165,479)	(8,000,000)
Interest expenses	-	151,245	-	-	58,077	24,548	233,870
Fair value/other adjustments	(3,539,648)	274,000	(506)	-	-	-	(3,266,154)
At September 30, 2024 (unaudited)	6,189,000	5,681,066	-	34,579	2,383,673	-	14,288,318

At April 1, 2025 (audited)	-	-	-	34,579	-	-	34,579
Financing cash flows
Repayments	-	-	-	(34,579)	-	-	(34,579)
At September 30, 2025 (unaudited)	-	-	-	-	-	-	-